Investments in Investees	12 Months Ended
Dec. 31, 2017
Investments in Investees [Abstract]
INVESTMENTS IN INVESTEES
NOTE 8:-	INVESTMENTS IN INVESTEES

a.	Composition of the investment in entities accounted for by the equity method (including purchase accounting adjustments):

	December 31
	2017	2016
	NIS in millions
Joint ventures (1)	1,237	1,580
Associates (2)	4,749	116
	5,986	1,696
Loans (3)	354	401
	6,340	2,097

Includes, inter alia, joint ventures that manage, operate and develop income producing properties, and as of the reporting date includes NIS 719 in Czech Republic (2016 - NIS 700 million), NIS 286 million in Sweden (2016 - NIS 279 million). Comparative data includes NIS 417 million investment in Canada.

(1)	Includes mainly investments in FCR in the amount of C$1,679 million (NIS 4,643 million) See section E below.

(2)	Includes mainly a loan of € 82 million (NIS 340 million) which bears a fixed annual interest rate of 6% and mature on January 2023.

b.	Group’s share in the results of equity-accounted investees including amortization of fair value adjustment (based on the interest therein during the period):

Joint ventures

	Year ended December 31
	2017	(*2016	(*2015
	NIS in millions
Loss - ATR (see section c)**)	-	-	(8)
Net income of other Joint Ventures	36	105	118
Other comprehensive income	-	1	21
Comprehensive income	36	106	131

*)	Reclassified, refer to Note 2dd.
**)	The above includes ATR data until its initial consolidation, as in section c2 below.

Associates

	Year ended December 31
	2017	(*2016	(*2015
	NIS in millions
Net income **)	398	1	16

*)	Reclassified, refer to Note 2dd.
**)	Mainly includes a profit of NIS 402 million from FCR.

Additional information regarding investees:

c.	Investment in ATR (a subsidiary)

1.	As of December 31, 2017, the Company owns 59.6% interest in ATR’s share capital and voting rights (59.1% on a fully diluted basis). ATR’s shares are listed for trading on the Vienna Stock Exchange and on the Euronext Stock Exchange in Amsterdam. As of December 31, 2017, the market price of ATR share was € 4.15 and ATR has approximately 377.1 million shares outstanding.

2.	Summarized IFRS financial information of ATR -

Summarized statement of financial position -

	December 31
	2017	2016
	NIS in millions
Current assets	766	843
Non-current assets	12,199	11,915
Current liabilities	(570)	(583)
Non-current liabilities *)	(4,670)	(4,477)
Net assets	7,725	7,698

Allocated to:
Equity holders of the Company	4,540	4,510
Non- controlling interests	3,185	3,188
	7,725	7,698

*) Including acquisition-adjustments, net	139	155

Summarized statements of the comprehensive income -

	Year ended December 31
	2017	2016	2015
	NIS in millions
Revenues	1,060	1,092	1,192
Net income *)	398	312	314
Other comprehensive income	65	15	43
Total comprehensive income	463	327	357

Allocated to:
Equity holders of the Company	274	178	178
Non- controlling interests	189	149	179
	463	327	357

Dividends to Non- controlling interests	252	280	196

*)	Includes acquisition- adjustments amortization

Summarized statements of cash flows -

	Year Ended December 31
	2017	2016
	NIS in millions
Net cash provided by operating activities	413	398
Net cash provided by (used in) investing activities	(5)	43
Net cash used in financing activities	(538)	(941)
Exchange differences on balances of cash and cash equivalent	3	(12)
Decrease in cash and cash equivalents	(127)	(512)

3.	The outstanding share options of ATR as of December 31, 2017

Series	Average exercise price per share	Expiration date	Number of options (in thousands*)
Options to employees and officers in ATR (2009 and 2013 plans)	€3.74	2018-2023	3,044

(*	As of December 31, 2017, all share options are fully vested; These options includes share options granted to the Company’s Vice Chairman of the Board and CEO who also serves as ATR’s Chairman of the Board.

4.	ATR operates a compensation plan for Group Executive Team, and other key senior executives, of whom rights are granted for allotment of ATR shares, upon fulfillment of certain terms (“share allocation rights”). As of the reporting date 150 thousand units were allotted in the plan framework. In addition, ATR operates a plan for deferred shares units (DSU) to directors in lieu of salary, which can be converted into ATR ordinary shares. As of the reporting date, approximately 97 thousand deferred units (DSU) were allocated. In addition, as part of his employment agreement, the CEO of ATR is entitled to shares worth of € 240 thousand. As of December 31, 2017, ATR’s CEO was allotted approximately 15 thousand shares.

5.	During 2017, a wholly-owned subsidiary of the Company acquired, through exchange trades and off-exchange trades, 474 thousands ATR shares for a consideration of EUR 1.9 million (NIS 7.9 million). As a result of these acquisitions, the Company’s interest in ATR increased to 59.6%.

6.	As for lawsuits filed against ATR, refer to Note 25d2.

d.	Discontinued operation - Investment in EQY

1.	In November, 2016, EQY, entered into a merger agreement with REG, a Real Estate Investment Trust (REIT) whose securities are listed for trading on the NYSE. EQY was merged with and into REG, resulting REG is the surviving company in the merger and upon closing of the merger, EQY’s shareholders (including the Company) received, in lieu of their EQY shares, REG shares at an exchange ratio of 0.45 REG share for each EQY share, which reflects a premium of 13.7% for EQY’s shareholders above EQY’s market value as of the date. The merger transaction was completed on March 1, 2017 (hereinafter – the date of closing of the merger) and the Company received 13.2% of the merged company and is REG’s largest shareholder as of the closing date of the merger. In addition, on the date of closing, three additional directors were appointed to REG’s board of directors: two independent directors on behalf of EQY and one director on behalf of the Company Mr. Chaim Katzman who was appointed as Vice Chairman of the Board of REG.

Following the closing of the merger transaction, the Company deconsolidated EQY. As a result of the loss of control the Company recognized in the first quarter of 2017 a capital increase of NIS 676 million and again (net of tax) of NIS 114 million. The said gain includes a loss of 562 million, which was reclassified to profit or loss due to realization of reserves (mainly from translation differences of foreign operations). The REG shares held by the Company are presented in its financial statements as a financial instrument available for sale, in accordance with International Accounting Standard No. 39, Financial Instruments.

EQY profit or loss for the two months period end on the date of closing of the merger, are presented in the consolidated statement of income under income (loss) after tax from discontinued operations, net. Comparative information was reclassified in accordance with International Accounting Standard No. 5, “Non-current Assets Held for Sale and Discontinued Operations”.

2.	Attributed to discontinued operation-

Statements of comprehensive income attributed to discontinued operation –

	Two months ended March 1	Year ended December 31
	2017	2016	2015
	(unaudited)	(audited)
	NIS in millions
Rental income	239	1,385	1,341
Property operating expenses	65	348	353
Net operating rental income	174	1,037	988
Fair value gain (loss) from investment property and investment property under development, net	(6)	1,196	1,083
General and administrative expenses	(95)	(148)	(158)
Other income	2	9	4
Other expenses	-	(24)	-
Company’s share in earnings of equity-accounted investees, net	2	9	70
Operating income	77	2,079	1,987
Finance expenses	(30)	(246)	(245)
Finance income	-	1	3
Income before taxes on income	47	1,834	1,745
Taxes on income *)	2	195	245
Net income from discontinued operation, net	45	1,639	1,500
Other comprehensive income (loss) from discontinued operations	4	(9)	(4)
Total comprehensive income from discontinued operation	49	1,630	1,496
Allocated to:
Equity holders of the Company	17	452	478
Non-controlling interest	32	1,178	1,018
	49	1,630	1,496
Dividends to non-controlling interests	64	319	292

*)	Includes adjustments for deferred tax expenses.

3.	Cash flows statements attributed to discontinued operation and provided by (used in) activities–

	Two months ended March 1	Year ended December 31
	2017	2016	2015
	(unaudited)	(audited)
	NIS in millions
Net cash provided by operating activities	92	732	668
Net cash provided by (used in) investing activities	43	(842)	(724)
Net cash provided by financing activities	72	92	33
Increase (decrease) in cash and cash equivalents	207	(18)	(23)

e.	Discontinued operation - Investment in FCR

1.	FCR is a public company listed on the Toronto Stock Exchange (TSX), that is engaged in the acquisition, development, redevelopment and management of shopping centers that are anchored by supermarkets which are located in growing urban areas in Canada. As of December 31, 2017, FCR owns 160 income-producing properties with a GLA of 2.2 million square meters and one property under development.

2.	As of December 31, 2017, the Company owns 32.6% interest in FCR’s share capital and voting rights (31.7% on a fully diluted basis). As of December 31, 2017 the market price of FCR’s share was C$ 20.72 and FCR has approximately 244.4 million shares outstanding.

3.	On March 2, 2017, a wholly owned subsidiary of the Company entered into an agreement with a syndication of underwriters for the sale of 9 million shares of FCR, representing 3.7% of FCR’s share, in a “bought deal” transaction on the Toronto Stock Exchange, at a price per share of C$ 20.6 and for a (gross) total consideration of C$ 185 million (approximately NIS 500 million).

The sale was completed on March 22, 2017 and the Company, post-sale (including through wholly owned subsidiaries) holds 79.6 million shares of FCR, representing 32.7% of the share capital and voting rights in FCR as of that date. Commencing from the date of the sale and having examined the provisions of IFRS 10 concerning the existence of effective control, the Company has concluded that as of such date, it no longer holds effective control in FCR. Accordingly, as of such date, the Company no longer consolidates FCR in its consolidated financial statements and, in accordance with the provisions of IFRS 10, has remeasured its investment in FCR according to the fair value on the date that control was lost, based on the market price of FCR on the stock exchange on such date.

As a result of the loss of control in FCR, the Company recognized during the first quarter of 2017 an increase in capital of NIS 479 million and a loss of NIS 1,016 million in the consolidated statement of income. The above loss includes loss from the reclassification of capital reserves (primarily NIS 1,495 million in respect of translation differences of foreign operations) previously carried to profit or loss.

Commencing on the date of the loss of control, the Company accounts for its investment in FCR by the equity method, in accordance with the provisions of International Accounting Standard No. 28, “Investments in Associates and Joint Ventures”.

In view of the sales of FCR’s shares, as described above, and the loss of control therein, the operating results up to the date of loss of control, including the results relating to the sale of the shares, were presented in the consolidated statements of income under income (loss) from a discontinued operation, net. Comparative figures have been reclassified in accordance with the provisions of IFRS 5, “Non-current Assets Held for Sale and Discontinued Operations”.

Carrying amount and market value of the investment in FCR:

	December 31, 2017		December 31, 2016
	Carrying amount	Market value	Carrying amount	Market value
	NIS in millions
Shares	4,643	4,562	4,356	5,224

4.	The allocation of consideration to the fair value of the assets and liabilities of FCR following the loss of control:

	C$*)	NIS
	Millions
Investment at market value upon completion of the transaction	1,582	4,309
Group’s share (32.7%) in FCR’s net assets upon acquisition date	(1,416)	(3,856)
Adjustment to FCR’s equity	166	453

Attributed to:
Loan and other trade receivables	(1)	(2)
Goodwill	200	544
Deferred taxes	12	33
Interest-bearing loans from banks	13	36
Debentures	(56)	(153)
Convertible debentures	(2)	(5)
	166	453

5.	Summarized financial information of FCR

Summarized statements of financial position -

	December 31
	2017	2016
	NIS in millions
Current assets	837	495
Non-current assets (mainly investment property)	26,725	25,463
Current liabilities	(1,583)	(2,079)
Non-current liabilities	(12,995)	(11,810)
Net assets	12,984	12,069
Adjustments to the Group’s investments in FCR:
Adjustments of non-controlling interest (including convertible instrements)	(183)	(167)
Net assets	12,801	11,902
Group holding in FCR	32.6%	36.4%
Group holding in FCR net assets	4,171	4,332
Adjustments to FCR’s equity	472	24
Investment in FCR	4,643	4,356

*) FCR’s Financial Statements are presented in CAD (as of December 31, 2017 and December 31, 2016 the CAD exchange rate was NIS 2.7648 and NIS 2.8511 respectively).

6.	Summarized statements of comprehensive income -

Nine Months ended December 31
2017
NIS in millions

Rental Income	1,433
Fair value gain from investment property and investment property under development, net	756
Finance expenses, net
Taxes on income	(240)
Net income *)	1,244
Other comprehensive income	(**-
Total comprehensive income	1,244
Company’s share in FCR’s comprehensive income	389
Amortization of fair value adjustment	13
Total	402
Dividend to equity holders of the company	142

*) Including acquisition-adjustments amortization.

**) Represents an amounts of less than 1 million.

***) FCR’s financial statements are presented in CAD. Translation of operations results into NIS was made by using average exchange rates for the relevant periods.

7.	Summarized statements of comprehensive income -

	Three months ended March 31	Year ended December 31
	2017	2016	2015
	(unaudited)	(audited)
	NIS in millions
Rental Income	494	1,960	2,001
Property operating expenses	(192)	(737)	(747)
Net operating rental income	302	1,223	1,254
Fair value gain from investment property and investment property under development, net	500	641	125
General and administrative expenses	(28)	(106)	(118)
Other income	-	12	-
Other expenses	-	(13)	(40)
Company’s share in earnings of equity-accounted investees, net	6	36	38
Operating income	780	1,793	1,259
Finance expenses	(134)	(473)	(507)
Finance income	35	70	51
Taxes on income **)	(109)	(283)	(174)
Net income from discontinued operation, net	572	1,107	629
Other comprehensive income (loss) from discontinued operation	(1)	16	(24)
Total comprehensive income from discontinued operation	571	1,123	605
Allocated to:
Equity holders of the Company	205	409	258
Non-controlling interests	366	714	347
	571	1,123	605

*) The operating results, relating to the operation that was discontinued following the loss of control are immaterial, since as of March 22, 2017, the company no longer holds effective control. These results are included among the results from discontinued operation.

**) Includes adjustments for deferred taxes expenses.

Cash flow statements attributed to discontinued operation and provided by (used in) activities -

	Three months ended March 31	Year ended December 31
	2017	2016	2015
	(unaudited)	(audited)
	NIS in millions
Net cash provided by operating activities	130	744	745
Net cash used in investing activities	(109)	(1,652)	(1,043)
Net cash provided by financing activities	14	948	194

*) The cash flows, net, relating to the operation that was discontinued following the loss of control are immaterial, since as of March 22, 2017, the company no longer holds effective control.

8.	For details regarding data from FCR’s financial statements see note 39.

f.	Investment in CTY (a subsidiary)

1.	As of December 31, 2017, the Company owns 44.6% interest in CTY’s share capital and voting rights (44.0% on a fully diluted basis). CTY’s shares are listed for trading on the Helsinki Stock Exchange, Finland (OMX). As of December 31, 2017 the market price of CTY share was € 2.16 and CTY has 890 million shares outstanding.

The Company consolidates CTY in its financial statements, although the holding percentages of the potential voting rights in CTY is less than 50%, due to effective control over CTY, as stated in Note 2c.

2.	Summarized IFRS financial information of CTY

Summarized statements of financial position -

	December 31
	2017	2016
	NIS in millions
Current assets	287	558
Non-current assets	19,139	19,260
Current liabilities	(846)	(1,559)
Non-current liabilities	(9,409)	(8,909)
Net assets	9,171	9,350
Allocated to:
Equity holders of the company	4,078	4,094
Non-controlling interests	5,093	5,256
	9,171	9,350

Summarized statements of comprehensive income -

	Year ended December 31
	2017	2016	2015
	NIS in millions
Revenues	1,373	1,410	1,272
Net income *)	354	682	476
Other comprehensive income (loss)	(312)	164	(125)
Total comprehensive income *)	42	846	351
Allocated to:
Equity holders of the Company	19	363	148
Non-controlling interests	23	483	203
	42	846	351
Dividends to non-controlling interests	262	317	217

*) In 2016 includes goodwill impairment.

Summarized cash flow statements -

	Year ended December 31
	2017	2016	2015
	NIS in millions
Net cash provided by operating activities	605	580	479
Net cash provided by (used in) investing activities	71	(692)	(2,588)
Net cash provided by (used in) financing activities	(694)	64	2,043
Exchange differences on balances of cash and cash equivalents	(4)	(2)	19
Decrease in cash and cash equivalents	(22)	(50)	(47)

3.	The share options of CTY outstanding as of December 31, 2017

Series	Average exercise price per share*)	Expiration date	Number of exercisable shares in thousands*)
Options to plan employees and officers (2011 plan)	€ 2.47	2018	12,475

*) The exercise price and exchange ratio are adjusted for right issue, dividend distribution and return of equity. As of the reporting date, all of the share options are exercisable.

4.	In February 2015, CTY’s board of directors approved a performance share compensation plan, for the years 2015-2017, 2016-2018 and 2017-2019 pursuant to which up to 4,300 thousand shares would be allotted to officers and employees. Through the reporting date, units had been allotted under the plan for 2015-2017, 2016-2018 and 2017-2019 that are exercisable into up to 1,271 thousand shares, 1,521 thousand shares and 1,374 thousand shares, respectively, and their exercise is contingent on the allottee’s employment continuing until at least the end of 2017 and on the attainment of a minimum return per share, where the offeree whose employment has ended during the years 2018-2019 will be able to exercise his accrued rights proportionately to his employment periods. The compensation will be paid to the allottees primarily in shares, but also partly in cash.

In addition, on the same date, CTY’s board of directors approved a compensation plan based on restricted share units (RSUs), in a scope of up to 500 thousand RSUs (in March 2017, the compensation plan increased to 700 thousand RSUs), to officers and employees, over a vesting period of two or three years, and which will be paid primarily in shares, but also partly in cash. Within the framework of this plan, units of restricted shares (RSUs) can be allocated by the end of year 2018. Through the reporting date, 611 thousand shares had been allotted under the plan.

5.	During 2017, the Company acquired 6.3 million CTY shares for a consideration of EUR 13.3 million (NIS 55 million). As a result of the acquisitions, the Company’s holdings in CTY increased from 43.9% to 44.6% and the Group recognized in 2017 an increase in equity of NIS 11 million, which was carried to its capital reserves.

g.	Supplementary information for other operating subsidiaries owned by the Company:

December 31, 2017	Country of incorporation	Holding stake in equity and in voting rights	Investment carrying amount	Loans and Capital bills
		%	NIS in millions

Gazit Germany Beteilingungs GmbH & Co. KG	Germany	100	133	165
Gazit Globe Israel (Development) Ltd. *)	Israel	100	136	2,061
Gazit Brasil Ltda.**)	Brazil	100	2,446	-
Gazit Horizons Inc.***)	U.S.A	100	(16)	469

December 31, 2016	Country of incorporation	Holding stake in equity and in voting rights	Investment carrying amount	Loans
		%	NIS in millions

Gazit Germany Beteilingungs GmbH & Co. KG	Germany	100	141	216
Gazit Globe Israel (Development) Ltd. *)	Israel	100	111	2,009
Gazit Brasil Ltda.**)	Brazil	100	2,276	24

*)	In October 2016, the Company, Gazit Development and Ashkenazi’s Company entered into an agreement (based on accords that the parties reached in May 2016), whereby, inter alia, it has been agreed that the holdings of Ashkenazi’s Company in Gazit Development will be acquired by the Company. In addition, it has been agreed that Gazit Development, directly and indirectly, will sell to Ashkenazi’s Company its rights in two plots of land, an office building in Israel (for which Ashkenazi’s Company will be entitled to receive partial funding from Gazit Development) and some of the shares of a subsidiary that owns real estate in Bulgaria (with the balance of the shares continuing to be indirectly owned by Gazit Development), these properties are not part of the Company’s core operations. In December 2016 the parties closed the transaction and as of this date the Company owns all the shares of Gazit Development. Moreover, in accordance with the accords between the parties, Mr. Ashkenazi has terminated his service as CEO of Gazit Development.
**)	Gazit Brazil includes the investment in Gazit Ltda. As well as Fim Norstar.
***)	Began its operation in May 2017.

h.	The applicable laws in some of the investee’s jurisdictions contain customary terms regarding payments of dividends, interest and other distributions to equity holders by such investee. These conditions include, inter alia, a requirement that the investee have sufficient accumulated earnings or that certain solvency requirements are met before a distribution can be made. As of December 31, 2017 the Group does not consider any of these customary conditions to be a significant restriction.

j.	For pledging of part of the shares of investees to secure Group liabilities, refer to Note 28.